Fees Summary	Jun. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 734,000.00
Previously Paid Amount	101.37
Total Fee Amount	101.37
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Price	$ 734,000.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true